Expense Example - Great-West Lifetime 2035 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	55	175	306	688	91	286	497	1,107	101	317	551	1,224	116	364	632	1,397